John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
Phone:  913.660.0778   Fax:  913.660.9157
john.lively@1940actlawgroup.com

July 28, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:    The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of The Nottingham Investment Trust II (the “Trust”) (File Nos. 33-37458 and 811-06199)

Ladies and Gentlemen:

              Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 57 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 58 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (collectively, the “Amendment”).

              The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of (i) adding a new share class to each series portfolio of the Trust, and (ii) making changes to each series portfolio of the Trust in connection with a preliminary proxy statement that will be submitted to the Securities and Exchange at the same time as this filing.

              If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

                                        Sincerely,

                                        /s/ John H. Lively

                                        John H. Lively